Tangible assets - Property, plant and equipment for own use (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment for own use
Carrying amount	€ 20,650	€ 20,770	€ 19,335
Property, plant and equipment for own use
Property, plant and equipment for own use
Carrying amount	8,279	7,860	7,949
Property, plant and equipment for own use | Group
Property, plant and equipment for own use
Carrying amount	5,455	5,906	5,870
Property, plant and equipment for own use | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	19,276	18,112	17,442
Property, plant and equipment for own use | Accumulated depreciation and amortization
Property, plant and equipment for own use
Carrying amount	(10,920)	(10,211)	(9,448)
Property, plant and equipment for own use | Impairment losses
Property, plant and equipment for own use
Carrying amount	(77)	(41)	(45)
Land and buildings
Property, plant and equipment for own use
Carrying amount	3,801	3,705	3,817
Land and buildings | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	5,892	5,713	5,754
Land and buildings | Accumulated depreciation and amortization
Property, plant and equipment for own use
Carrying amount	(2,014)	(1,967)	(1,892)
Land and buildings | Impairment losses
Property, plant and equipment for own use
Carrying amount	(77)	(41)	(45)
IT equipment and fixtures
Property, plant and equipment for own use
Carrying amount	1,186	1,064	1,057
IT equipment and fixtures | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	5,608	5,225	4,984
IT equipment and fixtures | Accumulated depreciation and amortization
Property, plant and equipment for own use
Carrying amount	(4,422)	(4,161)	(3,927)
Furniture and vehicles
Property, plant and equipment for own use
Carrying amount	2,822	2,940	2,813
Furniture and vehicles | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	7,213	6,963	6,374
Furniture and vehicles | Accumulated depreciation and amortization
Property, plant and equipment for own use
Carrying amount	(4,391)	(4,023)	(3,561)
Construction in progress and other items
Property, plant and equipment for own use
Carrying amount	470	151	262
Construction in progress and other items | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	563	211	330
Construction in progress and other items | Accumulated depreciation and amortization
Property, plant and equipment for own use
Carrying amount	€ (93)	€ (60)	€ (68)